Condensed Consolidated Balance Sheets	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 USD ($)		Mar. 31, 2023 HKD ($)		Mar. 31, 2022 HKD ($)
Current assets:
Cash and cash equivalents	$ 18,434	$ 143,788	$ 67,975		$ 530,206		$ 420,582
Accounts receivable, net	146,096	1,139,552	341,634		2,664,748		3,525,505
Deferred offering costs	297,510	2,320,579	254,651		1,986,279
Deposits, prepayments and other receivables	8,734	68,122	48,199		375,952		105,867
Total current assets	470,774	3,672,041	712,459		5,557,185		4,051,954
Non-current assets:
Property and equipment, net	7,059	55,061	9,062		70,681		95,236
Total non-current assets	7,059	55,061	9,062		70,681		95,236
TOTAL ASSETS	477,833	3,727,102	721,521		5,627,866		4,147,190
Current liabilities:
Accounts payable, including related parties	26,380	205,767	35,868		279,767		1,339,045
Accrued liabilities and other payable	514,186	4,010,640	500,269		3,902,099		671,941
Contract liabilities	74,468	580,854	172,352		1,344,342		1,556,615
Total current liabilities	760,760	5,933,927	780,322		6,086,505		4,907,638
TOTAL LIABILITIES	760,760	5,933,927	780,322		6,086,505		4,907,638
Commitments and contingencies
Shareholders’ deficit:
Ordinary share	7,975	62,208	6,646	[1]	51,839	[1]	51,187	[1]
Additional paid-in capital	167,557	1,306,948	167,557		1,306,948
Subscription receivables	(1,203)	(9,384)
Accumulated other comprehensive income	1,714	13,372	761		5,933		(80)
Accumulated deficit	(458,970)	(3,579,969)	(233,765)		(1,823,359)		(811,555)
Total shareholders' deficit	(282,927)	(2,206,825)	(58,801)		(458,639)		(760,448)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	477,833	3,727,102	721,521		5,627,866		4,147,190
Related Party [Member]
Current liabilities:
Due to related parties	$ 145,726	$ 1,136,666	$ 71,833		$ 560,297		$ 1,340,037

[1]	The shares amounts are presented on a retroactive basis.